Finance Costs-Net - Summary of Finance Costs-Net (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest received	€ 7	€ 7	€ 5
Finance income	7	7	5
Interest expense on borrowings	(118)	(147)	(171)
Expenses on factoring arrangements	(18)	(16)	(12)
Interest expense on finance leases	(5)	(3)	(4)
Net loss on settlement of debt		(91)	(4)
Realized and unrealized gains / (losses) on debt derivatives at fair value	28	(79)	45
Realized and unrealized exchange (losses) / gains on financing activities-net	(22)	91	(42)
Interest cost on pension and other benefits	(15)	(17)	(21)
Other finance expenses	(10)	(12)	5
Capitalized borrowing costs	4	7	11
Finance expenses	(156)	(267)	(193)
Finance costs-net	€ (149)	€ (260)	€ (188)